Investment Securities -- Changes in cumulative amount of credit losses (Details 3) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 0	$ 1	$ 2	$ 1
Realized due to dispositions with no prior intention to sell	0	0	2	0
Balance at end of period	$ 0	$ 1	$ 0	$ 1